Shareholder Fees {- Fidelity SAI Low Duration Income Fund}	Oct. 30, 2021 USD ($)
08.31 Fidelity SAI Bond Funds Combo PRO-03 | Fidelity SAI Low Duration Income Fund
Shareholder Fees:
(fees paid directly from your investment)	none